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MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 93.8%
	ASSET MANAGEMENT - 8.6%
19,033	Aker ASA	$ 1,501,531
1,041,021	Dundee Corporation(a)	990,747
23,237	EXOR N.V.	1,406,450
		3,898,728
	BANKING - 14.1%
146,608	Bancolombia S.A.	1,133,798
2,214,009	IDFC First Bank Ltd.(a)	1,368,587
547,999,208	Itau CorpBanca Chile S.A.	1,223,213
327,128	Metro Bank plc(a)	307,758
201,718	Standard Chartered plc	1,401,515
93,197	UniCredit SpA	917,180
		6,352,051
	CHEMICALS - 1.8%
8,909	Nutrien Ltd.	817,579

	FORESTRY, PAPER & WOOD PRODUCTS - 2.6%
279,801	Canfor Pulp Products, Inc.(a)	1,180,190

	HOUSEHOLD PRODUCTS - 2.3%
16,436	Spectrum Brands Holdings, Inc.	1,035,304

	INSTITUTIONAL FINANCIAL SERVICES - 4.6%
1,099,660	Edelweiss Financial Services Ltd.	843,641
39,134	Jefferies Financial Group, Inc.	1,255,810
		2,099,451
	INSURANCE - 7.3%
272,170	Conduit Holdings Ltd.	979,961
22,622	NN Group N.V.	930,919
690,303	Westaim Corporation (The)(a)	1,387,513
		3,298,393
	INTERNET MEDIA & SERVICES - 3.4%
193,251	Despegar.com Corporation(a)	1,528,615

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 93.8% (Continued)
	LEISURE FACILITIES & SERVICES - 3.0%
186,705	Arcos Dorados Holdings, Inc., Class A	$ 1,362,947

	METALS & MINING - 10.8%
37,007	Cameco Corporation	1,078,571
175,899	Major Drilling Group International, Inc.(a)	1,191,919
309,750	Osisko Mining, Inc.(a)	596,657
31,270	Wheaton Precious Metals Corporation	953,735
246,049	Yamana Gold, Inc.	1,085,076
		4,905,958
	OIL & GAS PRODUCERS - 3.1%
140,571	International Petroleum Corporation/Sweden(a)	1,383,845

	OIL & GAS SERVICES & EQUIPMENT - 6.3%
250,638	Enerflex Ltd.	1,257,550
73,571	Tidewater, Inc.(a)	1,630,333
		2,887,883
	REAL ESTATE INVESTMENT TRUSTS - 5.6%
2,710,281	Cromwell Property Group	1,483,561
4,217,859	Hammerson plc	1,069,431
		2,552,992
	REAL ESTATE OWNERS & DEVELOPERS - 10.9%
501,649	BR Properties S.A.	796,820
982,936	Emaar Properties PJSC	1,675,155
675,990	Sino Land Company Ltd.	990,465
634,701	Straits Trading Company Ltd.	1,480,262
		4,942,702
	RETAIL - CONSUMER STAPLES - 3.5%
385,200	Cia Brasileira de Distribuicao	1,595,555

	SPECIALTY FINANCE - 3.2%
21,064	Bajaj Holdings & Investment Ltd.	1,447,853

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 93.8% (Continued)
	TRANSPORTATION & LOGISTICS - 2.7%
16,876	Copa Holdings S.A., Class A(a)	$ 1,201,571

	TOTAL COMMON STOCKS (Cost $39,324,114)	42,491,617

	SHORT-TERM INVESTMENTS — 5.8%
	MONEY MARKET FUNDS - 5.8%
2,641,076	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 1.83% (Cost $2,641,076)(b)	2,641,076

	TOTAL INVESTMENTS - 99.6% (Cost $41,965,190)	$ 45,132,693
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	160,576
	NET ASSETS - 100.0%	$ 45,293,269

LTD	- Limited Company
NV	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2022.

SCHEDULE OF INVESTMENTS (Unaudited)
MOERUS WORLDWIDE VALUE FUND
AUGUST 31, 2022

Diversification of Assets
Top 10 Holdings by Asset Class or Industry	% of Net Assets
Banking	14.1%
Real Estate Owners & Developers	10.9%
Metals & Mining	10.8%
Asset Management	8.6%
Insurance	7.3%
Oil & Gas Services & Equipment	6.3%
Real Estate Investment Trusts	5.6%
Institutional Financial Services	4.6%
Retail - Consumer Staples	3.5%
Internet Media & Services	3.4%
Other	18.7%
Total	93.8%
Other Assets Less Liabilities - Net	6.2%
Grand Total	100.0%

SCHEDULE OF INVESTMENTS (Unaudited)
MOERUS WORLDWIDE VALUE FUND
AUGUST 31, 2022

Diversification of Assets
Country	% of Net Assets
Canada	26.3%
United States	8.6%
India	8.1%
United Kingdom	6.1%
Brazil	5.3%
Italy	5.1%
United Arab Emirates	3.7%
Argentina	3.4%
Norway	3.3%
Australia	3.3%
Singapore	3.3%
Uruguay	3.0%
Chile	2.7%
Panama	2.6%
Colombia	2.5%
Hong Kong	2.2%
Bermuda	2.2%
Netherlands	2.1%
Total	93.8%
Money Market Funds	5.8%
Other Assets Less Liabilities - Net	0.4%
Grand Total	100.0%